                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-2782

                      (Investment Company Act File Number)

                      Federated High Income Bond Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 3/31/05

               Date of Reporting Period: Six months ended 9/30/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated High Income Bond Fund, Inc.

Established 1977

28TH SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2004		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$8.05		$7.30		$7.68		$8.64		$9.82		$11.30
Income From Investment Operations:
Net investment income	0.29		0.62		0.67	[1]	0.83	[2]	0.96		0.99
Net realized and unrealized gain (loss) on investments	0.05		0.75		(0.37)		(0.94	) [2]	(1.15)		(1.48)
TOTAL FROM INVESTMENT OPERATIONS	0.34		1.37		0.30		(0.11)		(0.19)		(0.49)
Less Distributions:
Distribution from net investment income	(0.30)		(0.62)		(0.68)		(0.85)		(0.99)		(0.99)
Net Asset Value, End of Period	$8.09		$8.05		$7.30		$7.68		$8.64		$ 9.82
Total Return [3]	4.41	% [4]	19.42%		4.43%		(1.17)%		(2.19)%		(4.65)%

Ratios to Average Net Assets:
Expenses	1.22	% [5]	1.21%		1.23%		1.23%		1.24%		1.23%
Net investment income	7.38	% [5]	7.60%		9.31%		10.37	% [2]	10.33%		9.35%
Expense waiver/reimbursement [6]	0.01	% [5]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$805,571		$884,503		$817,147		$678,052		$666,546		$722,375
Portfolio turnover	16%		51%		43%		40%		24%		26%
Redemption fees consisted of the following per share amounts	$0.00	[8]	--		--		--		--		--

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was an increase to the net investment income per share of $0.01, a decrease to the net realized and unrealized gain/loss per share of $0.01, and an increase to the ratio of net investment income to average net assets from 10.22% to 10.37%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on the total return (Note 5).

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2004		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$8.04		$7.29		$7.68		$8.63		$9.81		$11.29
Income From Investment Operations:
Net investment income	0.26		0.56		0.62	[1]	0.75	[2]	0.89		0.91
Net realized and unrealized gain (loss) on investments	0.05		0.75		(0.39)		(0.91	) [2]	(1.15)		(1.48)
TOTAL FROM INVESTMENT OPERATIONS	0.31		1.31		0.23		(0.16)		(0.26)		(0.57)
Less Distributions:
Distribution from net investment income	(0.27)		(0.56)		(0.62)		(0.79)		(0.92)		(0.91)
Net Asset Value, End of Period	$8.08		$8.04		$7.29		$7.68		$8.63		$ 9.81
Total Return [3]	4.02	% [4]	18.54%		3.53%		(1.79)%		(2.93)%		(5.37)%

Ratios to Average Net Assets:
Expenses	1.97	% [5]	1.96%		1.98%		1.98%		1.99%		1.98%
Net investment income	6.63	% [5]	6.85%		8.56%		9.64	% [2]	9.58%		8.60%
Expense waiver/reimbursement [6]	0.01	% [5]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$847,557		$945,435		$892,103		$912,370		$977,317		$1,091,630
Portfolio turnover	16%		51%		43%		40%		24%		26%
Redemption fees consisted of the following per share amounts	$0.00	[8]	--		--		--		--		--

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was an increase to the net investment income per share of $0.02, a decrease to the net realized and unrealized gain/loss per share of $0.02, and an increase to the ratio of net investment income to average net assets from 9.48% to 9.64%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return (Note 5).

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2004		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$8.04		$7.30		$7.68		$8.63		$9.81		$11.30
Income From Investment Operations:
Net investment income	0.26		0.56		0.62	[1]	0.75	[2]	0.89		0.92
Net realized and unrealized gain (loss) on investments	0.05		0.74		(0.38)		(0.91	) [2]	(1.15)		(1.50)
TOTAL FROM INVESTMENT OPERATIONS	0.31		1.30		0.24		(0.16)		(0.26)		(0.58)
Less Distributions:
Distribution from net investment income	(0.27)		(0.56)		(0.62)		(0.79)		(0.92)		(0.91)
Net Asset Value, End of Period	$8.08		$8.04		$7.30		$7.68		$8.63		$ 9.81
Total Return [3]	4.02	% [4]	18.39%		3.66%		(1.79)%		(2.93)%		(5.46)%

Ratios to Average Net Assets:
Expenses	1.97	% [5]	1.96%		1.98%		1.98%		1.99%		1.98%
Net investment income	6.63	% [5]	6.85%		8.56%		9.63	% [2]	9.58%		8.61%
Expense waiver/reimbursement [6]	0.01	% [5]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$221,715		$246,559		$202,813		$189,724		$198,871		$218,667
Portfolio turnover	16%		51%		43%		40%		24%		26%
Redemption fees consisted of the following per share amounts	$0.00	[8]	--		--		--		--		--

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was an increase to the net investment income per share of $0.01, a decrease to the net realized and unrealized gain/loss per share of $0.01, and an increase to the ratio of net investment income to average net assets from 9.48% to 9.63%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return (Note 5).

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2004	Ending Account Value 9/30/2004	Expenses Paid During Period [1]
Actual:
Class A	$1,000	$1,044.10	$ 6.25
Class B	$1,000	$1,040.20	$10.08
Class C	$1,000	$1,040.20	$10.08
Hypothetical (assuming a 5% return before expenses):
Class A	$1,000	$1,018.95	$6.17
Class B	$1,000	$1,015.19	$9.95
Class C	$1,000	$1,015.19	$9.95

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A	1.22%
Class B	1.97%
Class C	1.97%

Portfolio of Investments Summary Tables

At September 30, 2004, the fund's credit-quality composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
BBB	2.7%	Baa	1.3%
BB	25.3%	Ba	24.9%
B	55.3%	B	51.5%
CCC	13.6%	Caa	18.6%
CC	0.1%	Ca	0.9%
Not rated by S&P 3	1.4%	Not rated by Moody's 3	1.2%
Cash and Other Securities [4]	1.6%	Cash and Other Securities [4]	1.6%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the credit-quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "B-" have been included in the "B" rated category. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term, credit-quality ratings as assigned only by the NRSROs identified in each table. Of the portfolio's fixed income and variable instrument investments, 0.5% is not rated by either of these NRSROs.

2 Percentages are based on total investments, which may differ from total net assets.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

4 Includes common stock, warrants, cash and other portfolio securities not rated by S&P or Moody's.

At September 30, 2004, the fund's index classification 5 was as follows:

		Percentage of Total Investments [2]
Media - Non-Cable	11.1%
Gaming	6.6%
Chemicals	6.2%
Food & Beverage	5.8%
Industrial - Other	4.8%
Retailers	4.5%
Wireline-Communications	4.5%
Consumer Products	4.4%
Utility - Natural Gas	4.3%
Technology	3.8%
Healthcare	3.7%
Utility - Electric	3.7%
Paper	3.6%
Media -Cable	3.2%
Packaging	3.1%
Automotive	2.8%
Building Materials	2.6%
Entertainment	2.6%
Lodging	2.4%
Other [6]	16.3%
TOTAL		100%

5 Index classifications are based upon, and individual portfolio securities are assigned to, the classification categories of the Lehman Brothers High Yield Bond Index (LHYBI). Individual portfolio securities that are not included in the LHYBI are assigned to an index classification category at the discretion of the fund's adviser.

6 For purposes of this table, index classifications which constitute less than 2.4% of the fund's total investments have been aggregated under the designation "Other".

Portfolio of Investments

September 30, 2004 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--96.5%
		Aerospace/Defense--1.5%
$5,575,000		Alliant Techsystems, Inc., Sr. Sub. Note, 8.500%, 5/15/2011	$6,104,625
2,550,000	[1,2]	Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011	2,747,625
2,200,000	[3]	Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009	123,200
2,225,000		Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008	2,503,125
6,625,000		Hexcel Corp., Sr. Sub. Note, Series B, 9.750%, 1/15/2009	6,989,375
4,700,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	4,723,500
4,300,000		TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011	4,622,500
		TOTAL	27,813,950
		Automotive--2.8%
2,575,000		Accuride Corp., Sr. Sub. Note, Series B, 9.25%, 2/1/2008	2,645,812
6,450,000		Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	6,095,250
6,025,000		General Motors Corp., Note, 7.125%, 7/15/2013	6,312,031
6,675,000		General Motors Corp., Note, 8.375%, 7/15/2033	7,119,021
4,000,000	[1,2]	Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	4,180,000
5,525,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	6,284,687
8,385,000		TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	10,020,075
5,150,000	[1,2]	Transportation Technologies Industries, Inc., Sr. Sub. Note, 12.50%, 3/31/2010	5,310,938
4,600,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	4,979,500
		TOTAL	52,947,314
		Building Materials--2.6%
7,800,000	[1,2,4]	AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%, 3/1/2014	5,713,500
3,125,000		Associated Materials, Inc., Company Guarantee, 9.75%, 4/15/2012	3,601,562
2,850,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	3,035,250
5,525,000		ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012	5,746,000
6,675,000		Euramax International PLC, Sr. Sub. Note, 8.50%, 8/15/2011	7,142,250
2,600,000		Legrand SA, Sr. Note, 10.50%, 2/15/2013	3,055,000
1,775,000	[1,2]	Norcraft Cos. LLC, Sr. Sub. Note, 9.00%, 11/1/2011	1,943,625
10,000,000	[1,2,4]	Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	7,300,000
2,550,000	[1,2]	Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	2,683,875
5,075,000	[1,2]	Ply Gem Industries, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	5,087,688
3,100,000		U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014	3,255,000
		TOTAL	48,563,750
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals--6.1%
$7,700,000	[1,2]	BCP Caylux Holding LUX SCA, Sr. Sub. Note, 9.625%, 6/15/2014	$8,354,500
5,125,000	[1,2]	Borden U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014	5,406,875
4,650,000		Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011	5,231,250
6,225,000	[4]	Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	4,948,875
5,500,000	[4]	Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012	4,647,500
11,300,000	[1,2,4]	Crystal US Holdings, Sr. Disc. Note, 0/10.50%, 10/1/2014	6,808,250
7,000,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	7,927,500
4,500,000		FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009	5,276,250
2,650,000	[1,2]	Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010	3,087,250
10,550,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	11,130,250
5,200,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	5,590,000
3,975,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	4,412,250
1,675,000		Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008	1,836,219
3,285,000		Lyondell Chemical Co., Sr. Secd. Note, 9.875%, 5/1/2007	3,486,206
1,150,000		Lyondell Chemical Co., Sr. Secd. Note, Series A, 9.625%, 5/1/2007	1,257,812
12,600,000		Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009	13,419,000
3,800,000	[1,2,4]	Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	2,717,000
1,775,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	1,890,375
4,200,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	4,536,000
1,450,000		Rhodia SA, Sr. Note, 7.625%, 6/1/2010	1,359,375
2,650,000		Rhodia SA, Sr. Sub. Note, 8.875%, 6/1/2011	2,318,750
1,900,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	1,824,000
625,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	612,500
5,625,000		Union Carbide Corp., Sr. Deb., 8.75%, 8/1/2022	5,667,188
		TOTAL	113,745,175
		Construction Machinery--1.8%
7,300,000		AGCO Corp., Sr. Note, 9.50%, 5/1/2008	7,920,500
8,450,000	[1,2]	Case New Holland, Sr. Note, 9.25%, 8/1/2011	9,506,250
8,375,000	[3]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	0
1,000,000		Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010	1,105,000
7,000,000		Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008	6,860,000
4,500,000		NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010	4,905,000
3,550,000		United Rentals, Inc., Sr. Note, 6.50%, 2/15/2012	3,434,625
		TOTAL	33,731,375
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--4.3%
$8,050,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	$8,935,500
1,800,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	1,899,000
4,650,000	[1,2]	Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	4,772,062
3,675,000		Armkel Finance, Inc., Sr. Sub. Note, 9.50%, 8/15/2009	4,024,125
3,625,000		Chattem, Inc., Sr. Sub. Note, 7.00%, 3/1/2014	3,706,562
1,400,000	[3]	Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	0
2,375,000	[3]	Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009	0
3,675,000		ICON Health & Fitness, Inc., Company Guarantee, 11.25%, 4/1/2012	3,950,625
9,350,000	[4]	Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	6,474,875
4,825,000	[1,2]	Jostens IH Corp., 7.625%, 10/1/2012	4,873,250
5,325,000		Jostens, Inc., Sr. Sub. Note, 12.75%, 5/1/2010	5,986,844
825,000	[1,2]	K2, Inc., Sr. Note, 7.375%, 7/1/2014	878,625
3,425,000	[1,2]	Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012	3,656,188
7,875,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	8,111,250
4,350,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	4,415,250
1,400,000	[1,2]	Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014	1,463,000
2,226,000		Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010	2,543,205
2,250,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	2,103,750
8,000,000		United Industries Corp., Sr. Sub. Note, Series D, 9.875%, 4/1/2009	8,400,000
3,525,000		WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011	3,833,438
		TOTAL	80,027,549
		Diversified Manufacturing--0.2%
4,325,000	[1,2]	Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012	4,508,812
		Energy--1.9%
6,175,000		CITGO Petroleum Corp., Sr. Note, 11.375%, 2/1/2011	7,301,937
5,875,000		Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009	6,550,625
2,600,000		Continental Resources, Inc., Sr. Sub. Note, 10.25%, 8/1/2008	2,704,000
1,725,000		Lone Star Technologies, Inc., Company Guarantee, Series B, 9.00%, 6/1/2011	1,854,375
2,129,000		Magnum Hunter Resources, Inc., Sr. Note, 9.60%, 3/15/2012	2,416,415
4,775,000		Petroleum Helicopters, Inc., Company Guarantee, Series B, 9.375%, 5/1/2009	5,157,000
1,475,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	1,556,125
6,450,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	7,256,250
		TOTAL	34,796,727
Principal Amount			Value
		CORPORATE BONDS--continued
		Entertainment--2.6%
$3,000,000	[1,2]	AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014	$2,835,000
6,025,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	6,266,000
2,450,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	2,750,125
10,775,000	[4]	Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	7,461,687
6,200,000		Intrawest Corp., Company Guarantee, 10.50%, 2/1/2010	6,727,000
4,175,000	[1,2]	Intrawest Corp., Sr. Note, 7.50%, 10/15/2013	4,347,219
5,025,000	[1,2]	Loews Cineplex Entertainment Corp., Sr. Sub. Note, 9.00%, 8/1/2014	5,213,438
10,850,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	12,694,500
		TOTAL	48,294,969
		Environmental--1.5%
4,875,000		Allied Waste North America, Inc., Company Guarantee, Series B, 9.25%, 9/1/2012	5,447,812
14,425,000		Allied Waste North America, Inc., Sr. Secd. Note, 6.125%, 2/15/2014	13,523,438
4,675,000	[1,2]	Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	4,955,500
4,150,000		Synagro Technologies, Inc., Sr. Sub. Note, 9.50%, 4/1/2009	4,461,250
		TOTAL	28,388,000
		Financial Institutions--0.4%
4,950,000		Dollar Financial Group, Inc., Company Guarantee, 9.75%, 11/15/2011	5,271,750
2,100,000	[1,2]	Standard Aero Holdings, Inc., Sr. Sub. Note, 8.250%, 9/1/2014	2,184,000
		TOTAL	7,455,750
		Food & Beverage--5.7%
2,375,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	2,493,750
7,525,000		American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010	8,051,750
4,225,000		B&G Foods, Inc., Company Guarantee, Series D, 9.625%, 8/1/2007	4,334,850
5,200,000		Constellation Brands, Inc., Sr. Sub. Note, 8.125%, 1/15/2012	5,733,000
9,725,000		Del Monte Corp., Company Guarantee, Series B, 9.25%, 5/15/2011	10,746,125
2,200,000		Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012	2,458,500
4,475,000		Dole Food, Inc., Company Guarantee, 7.25%, 6/15/2010	4,642,812
4,525,000		Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009	4,954,875
1,725,000		Dole Food, Inc., Sr. Note, 8.875%, 3/15/2011	1,884,562
4,050,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	3,098,250
3,400,000		Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014	3,791,000
4,050,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	4,262,625
2,825,000		National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011	2,909,750
Principal Amount			Value
		CORPORATE BONDS--continued
		Food & Beverage--continued
$6,375,000	[1,2]	Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	$6,598,125
2,000,000		Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011	2,250,000
4,275,000		Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013	4,723,875
5,025,000		Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%, 8/1/2011	5,439,563
6,050,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	6,594,500
4,575,000		Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009	5,066,813
3,050,000		Smithfield Foods, Inc., Sr. Sub. Note, 7.625%, 2/15/2008	3,271,125
3,175,000		Swift & Co., Sr. Note, 10.125%, 10/1/2009	3,500,437
2,150,000		Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010	2,386,500
8,000,000	[1,2,4]	UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012	6,160,000
1,750,000	[1,2]	United Agri Products, Inc., Sr. Note, 8.25%, 12/15/2011	1,898,750
		TOTAL	107,251,537
		Gaming--6.5%
2,225,000		Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012	2,397,437
7,250,000		Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012	8,120,000
4,150,000		Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012	4,627,250
2,000,000		Isle of Capri Casinos, Inc., Sr. Sub. Note, Series WI, 7.00%, 3/1/2014	2,020,000
4,000,000		MGM Grand, Inc., Sr. Note, 5.875%, 2/27/2014	3,870,000
1,975,000		MGM Grand, Inc., Sr. Note, 8.50%, 9/15/2010	2,253,969
1,375,000		MGM Grand, Inc., Sr. Sub. Note, 8.375%, 2/1/2011	1,524,531
11,550,000		MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007	12,892,687
5,825,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	6,378,375
3,700,000		Majestic Star Casino LLC, Company Guarantee, 9.50%, 10/15/2010	3,792,500
9,550,000		Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007	10,887,000
5,425,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	6,265,875
5,850,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 6.375%, 7/15/2009	6,098,625
9,500,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	10,782,500
8,375,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	9,715,000
5,075,000		Penn National Gaming, Inc., Company Guarantee, 11.125%, 3/1/2008	5,506,375
2,050,000		Penn National Gaming, Inc., Company Guarantee, 8.875%, 3/15/2010	2,257,563
800,000		Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012	824,000
4,250,000		Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014	4,345,625
6,475,000		Sun International Hotels Ltd., Sr. Sub. Note, 8.875%, 8/15/2011	7,130,594
5,700,000		Venetian Casino/LV Sands, Company Guarantee, 11.00%, 6/15/2010	6,626,250
2,721,000		Wynn Las Vegas LLC, Second Mortgage Notes, 12.00%, 11/1/2010	3,414,855
		TOTAL	121,731,011
Principal Amount			Value
		CORPORATE BONDS--continued
		Healthcare--3.7%
$8,000,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	$8,200,000
5,150,000		Ardent Health Services, Sr. Sub. Note, 10.00%, 8/15/2013	5,227,250
1,875,000	[1,2]	Concentra Operating Corp., Sr. Sub. Note, 9.125%, 6/1/2012	2,062,500
1,500,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	1,665,000
2,250,000	[1,2]	Fisher Scientific International, Inc., Sr. Sub. Note, 6.75%, 8/15/2014	2,373,750
6,425,000		Fisher Scientific International, Inc., Sr. Sub. Note, 8.00%, 9/1/2013	7,228,125
8,150,000		HCA - The Healthcare Corp., Note, 8.75%, 9/1/2010	9,564,587
4,825,000		HCA - The Healthcare Corp., Sr. Note, 7.875%, 2/1/2011	5,463,555
3,600,000		HCA Inc., Sr. Note, 6.75%, 7/15/2013	3,833,525
2,850,000		Hanger Orthopedic Group, Inc., Company Guarantee, 10.375%, 2/15/2009	2,636,250
3,221,685		Magellan Health Services, Inc., Sr. Note, Series A, 9.375%, 11/15/2008	3,503,582
4,450,000	[1,2]	Medical Device Manufacturing, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	4,739,250
3,000,000		Sybron Dental Specialties, Inc., Company Guarantee, 8.125%, 6/15/2012	3,262,500
3,475,000	[1,2]	Tenet Healthcare Corp., Note, 9.875%, 7/1/2014	3,648,750
1,825,000	[1,2]	VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014	1,939,063
3,750,000	[1,2]	Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	3,778,125
		TOTAL	69,125,812
		Industrial--Other--4.6%
2,550,000		Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012	2,613,750
4,075,000	[1,2]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	4,502,875
6,450,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	7,353,000
2,900,000	[1,2]	Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012	2,961,625
10,600,000		Eagle Picher Industries, Inc., Sr. Note, 9.75%, 9/1/2013	10,865,000
1,850,000		Foamex LP, Company Guarantee, 10.75%, 4/1/2009	1,748,250
2,475,000		Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007	1,868,625
6,200,000		Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011	6,913,000
4,400,000	[1,2]	Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012	4,774,000
6,672,000	[1,2]	Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010	7,322,520
5,017,731	[1,2]	Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013	5,193,352
6,150,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	6,703,500
6,800,000		Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012	7,718,000
6,075,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	6,226,875
4,775,000	[1,2]	Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	4,798,875
3,200,000		Thermadyne Holdings Corp., Sr. Secd. Note, 9.25%, 2/1/2014	3,128,000
2,375,000	[1,2]	Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	2,458,125
		TOTAL	87,149,372
Principal Amount			Value
		CORPORATE BONDS--continued
		Lodging--2.3%
$5,150,000		Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008	$5,201,500
1,538,000		HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008	1,589,907
3,550,000		Hilton Hotels Corp., Note, 7.625%, 5/15/2008	3,993,750
5,625,000		Hilton Hotels Corp., Sr. Note, 8.25%, 2/15/2011	6,672,656
1,425,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	1,503,375
4,250,000		Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013	4,653,750
4,575,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010	5,175,469
11,900,000		Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012	13,521,375
1,600,000		Starwood Hotels & Resorts Worldwide, Inc., Unsecd. Note, 6.75%, 11/15/2005	1,664,000
		TOTAL	43,975,782
		Media--Cable--3.1%
1,175,000	[1,2]	CSC Holdings, Inc., Sr. Note, 6.75%, 4/15/2012	1,183,813
1,000,000		CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008	1,045,000
5,225,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	5,571,156
3,700,000		CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009	3,949,750
2,900,000		CSC Holdings, Inc., Sr. Sub. Note, 10.50%, 5/15/2016	3,306,000
6,225,000	[1,2]	Cablevision Systems Corp., Sr. Note, 8.00%, 4/15/2012	6,536,250
6,450,000	[4]	Charter Communications Holdings Capital Corp., Discount Bond, 0/11.75%, 5/15/2011	4,031,250
6,625,000		Charter Communications Holdings Capital Corp., Sr. Disc. Note, 9.92%, 4/1/2011	5,134,375
9,200,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	9,441,500
10,625,000	[1,2]	Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014	11,634,375
5,000,000		Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015	5,625,000
		TOTAL	57,458,469
		Media--Non-Cable--10.5%
8,400,000		Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011	9,030,000
1,775,000		Advanstar Communications, Sr. Secd. Note, 10.75%, 8/15/2010	1,974,688
3,475,000	[4]	Advanstar, Inc., Company Guarantee, Series B, 0/15.00%, 10/15/2011	2,971,125
3,650,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	3,923,750
7,175,000		American Media Operations, Inc., Company Guarantee, Series B, 10.25%, 5/1/2009	7,587,562
550,000		American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011	573,375
Principal Amount			Value
		CORPORATE BONDS--continued
		Media--Non-Cable--continued
$3,225,000		Block Communications, Inc., Company Guarantee, 9.25%, 4/15/2009	$3,426,562
2,125,000	[1,2]	Cadmus Communications Corp., Sr. Sub. Note, 8.375%, 6/15/2014	2,300,312
8,050,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	9,197,125
8,320,000		Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012	10,400,000
10,402,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	12,274,360
7,475,000	[4]	Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	5,512,812
9,600,000		Echostar DBS Corp., Sr. Note, 10.375%, 10/1/2007	10,122,048
11,400,000	[1,2]	Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	11,385,750
1,625,000	[1,2]	Fisher Communications, Inc., Sr. Note, 8.625%, 9/15/2014	1,698,125
3,875,000	[4]	Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013	2,363,750
4,975,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	5,373,000
3,725,000		Liberty Group Ltd., Sr. Sub. Note, 9.375%, 2/1/2008	3,771,563
4,775,000	[4]	NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	3,270,875
3,650,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	3,650,000
6,500,000	[1,2]	PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014	6,792,500
10,025,000	[1,2,4]	PanAmSat Holding Corp., Sr. Disc. Note, 0/10.375%, 11/1/2014	5,902,219
3,800,000		Primedia, Inc., Sr. Note, 7.625%, 4/1/2008	3,771,500
1,000,000		Primedia, Inc., Sr. Note, 8.875%, 5/15/2011	1,005,000
7,000,000	[4]	Quebecor Media Inc., Sr. Disc. Note, 0/13.75%, 7/15/2011	6,790,000
4,950,000		Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011	5,742,000
7,725,000	[1,2]	R.H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	9,405,188
5,550,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	5,841,375
1,150,000		Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011	1,190,250
4,150,000		Sinclair Broadcast Group, Inc., Company Guarantee, 8.75%, 12/15/2011	4,523,500
13,900,000		Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009	15,012,000
1,050,000		Vertis, Inc., Sr. Secd. 2nd Priority Note, 9.75%, 4/1/2009	1,134,000
5,375,038	[4]	XM Satellite Radio, Inc., Sec. Fac. Bond, 0/14.00%, 12/31/2009	5,348,163
3,248,000		XM Satellite Radio, Inc., Sr. Secd. Note, 12.00%, 6/15/2010	3,816,400
5,866,000	[4]	Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011	5,778,010
3,218,000		Yell Finance BV, Sr. Note, 10.75%, 8/1/2011	3,748,970
1,378,461		Ziff Davis Media, Inc., Company Guarantee, Series , 12.00%, 8/12/2009	1,343,999
		TOTAL	197,951,856
Principal Amount			Value
		CORPORATE BONDS--continued
		Metals & Mining--1.5%
$1,700,000		California Steel Industries, Inc., Sr. Note, 6.125%, 3/15/2014	$1,666,000
1,765,000		Commonwealth Aluminum Corp., Sr. Sub. Note, 10.75%, 10/1/2006	1,778,237
5,025,000		Imco Recycling, Inc., Sr. Secd. Note, 10.375%, 10/15/2010	5,552,625
3,600,000		Ispat Inland ULC, Sr. Secd. Note, 9.75%, 4/1/2014	3,987,000
6,200,000	[3]	Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009	0
5,100,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	5,406,000
4,878,000		United States Steel Corp., Sr. Note, 9.75%, 5/15/2010	5,609,700
3,250,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, 10.25%, 5/15/2012	3,282,500
		TOTAL	27,282,062
		Packaging--3.0%
7,075,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	8,030,125
6,800,000		Graham Packaging Co., Sr. Sub. Note, 8.75%, 1/15/2008	7,029,500
2,750,000		Graham Packaging Co., Sub. Note, 5.485%, 1/15/2008	2,760,312
2,550,000	[1,2]	Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012	2,613,750
3,800,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	4,256,000
6,075,000		Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010	5,254,875
5,000,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.75%, 5/15/2011	5,350,000
3,725,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	3,985,750
2,075,000		Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 8.875%, 2/15/2009	2,266,938
7,000,000		Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007	7,385,000
1,700,000		Pliant Corp., Sr. Secd. Note, 11.125%, 9/1/2009	1,776,500
1,725,000		Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010	1,492,125
914,311	[1,2]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	0
5,725,000		Tekni-Plex, Inc., Company Guarantee, Series B, 12.75%, 6/15/2010	4,809,000
		TOTAL	57,009,875
		Paper--3.5%
650,000		Boise Cascade Corp., Sr. Note, 6.50%, 11/1/2010	728,000
1,325,000		Boise Cascade Corp., Sr. Note, 7.00%, 11/1/2013	1,546,937
8,750,000		Georgia-Pacific Corp., Note, 7.50%, 5/15/2006	9,296,875
6,175,000		Georgia-Pacific Corp., Sr. Note, 8.125%, 5/15/2011	7,163,000
9,925,000		Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013	11,736,312
2,950,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	3,385,125
3,125,000		Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012	3,460,938
Principal Amount			Value
		CORPORATE BONDS--continued
		Paper--continued
$5,350,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	$6,072,250
5,895,295		MDP Acquisitions PLC, Sub. Note, 15.50%, 10/1/2013	6,868,019
3,125,000		Riverside Forest Products Ltd., Sr. Note, 7.875%, 3/1/2014	3,328,125
6,700,000		Stone Container Corp., Sr. Note, 9.75%, 2/1/2011	7,453,750
4,575,000		Tembec Industries, Inc., 8.50%, 2/1/2011	4,803,750
		TOTAL	65,843,081
		Restaurants--0.5%
1,250,000		Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010	1,331,250
5,400,000		Carrols Corp., Company Guarantee, 9.50%, 12/1/2008	5,562,000
1,440,000		Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011	1,566,000
		TOTAL	8,459,250
		Retailers--4.1%
2,375,000		Community Distributors, Inc., Sr. Note, 10.25%, 10/15/2004	2,202,812
5,425,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	5,804,750
5,150,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	5,162,875
600,000	[1,2]	Finlay Fine Jewelry Corp., Sr. Note, 8.375%, 6/1/2012	648,000
2,025,000		General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010	2,080,687
3,800,000		Hines Nurseries, Inc., Company Guarantee, 10.25%, 10/1/2011	4,047,000
8,450,000	[1,2]	Jean Coutu Group (PLC), Inc., Sr. Sub. Note, 8.50%, 8/1/2014	8,428,875
4,750,000	[1,2]	Lazy Days' R.V. Center, Inc., Sr. Note, 11.75%, 5/15/2012	5,011,250
4,875,000		Michaels Stores, Inc., Sr. Note, 9.25%, 7/1/2009	5,313,750
7,750,000		PCA International, Inc., Sr. Note, 11.875%, 8/1/2009	8,331,250
2,700,000		Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007	2,959,875
8,908,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	10,867,760
2,200,000		Rite Aid Corp., Sr. Deb., 6.875%, 8/15/2013	1,936,000
3,100,000		Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010	3,270,500
5,950,000		Rite Aid Corp., Sr. Secd. Note, 9.50%, 2/15/2011	6,574,750
4,275,000		United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012	4,734,563
		TOTAL	77,374,697
Principal Amount			Value
		CORPORATE BONDS--continued
		Services--1.2%
$1,040,000		CB Richard Ellis Services, Sr. Note, 9.75%, 5/15/2010	$1,183,000
5,550,000	[1,2]	Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	5,910,750
1,650,000	[1,2,4]	Language Line, Inc., Sr. Disc. Note, 0/14.125%, 6/15/2013	891,000
1,700,000	[1,2]	Language Line, Inc., Sr. Sub. Note, 11.125%, 6/15/2012	1,751,000
5,375,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	5,401,875
5,850,000		The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.75%, 12/15/2009	6,786,000
		TOTAL	21,923,625
		Technology--3.7%
3,104,000		AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%, 2/1/2013	3,631,680
5,600,000		Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011	5,796,000
3,325,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	3,524,500
4,350,000		Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010	4,589,250
4,100,000	[1,2]	Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014	4,284,500
7,150,000		Ingram Micro, Inc., Sr. Sub. Note, 9.875%, 8/15/2008	7,856,063
5,825,000		Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009	6,232,750
1,875,000		Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008	2,034,375
8,775,000	[1,2]	UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012	9,608,625
2,600,000		Unisys Corp., Sr. Note, 6.875%, 3/15/2010	2,723,500
2,050,000		Xerox Corp., Sr. Note, 7.625%, 6/15/2013	2,224,250
14,450,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	16,906,500
		TOTAL	69,411,993
		Textile--0.9%
4,850,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	4,716,625
2,025,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	2,176,875
5,550,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	6,202,125
3,721,000		William Carter Co., Sr. Sub. Note, Series B, 10.875%, 8/15/2011	4,195,428
		TOTAL	17,291,053
		Tobacco--0.7%
5,600,000	[1,2]	Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008	5,852,000
3,100,000		Dimon, Inc., Sr. Note, 7.75%, 6/1/2013	3,038,000
2,350,000		Dimon, Inc., Sr. Note, Series B, 9.625%, 10/15/2011	2,491,000
1,900,000	[1,2]	Standard Commercial Corp., Sr. Note, 8.00%, 4/15/2012	1,957,000
		TOTAL	13,338,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation--0.9%
$4,650,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	$3,650,250
6,975,000	[3]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
2,825,000		Petro Stopping Centers, Sr. Secd. Note, 9.00%, 2/15/2012	3,008,625
1,750,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	1,760,937
7,650,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	8,577,563
4,400,000	[3]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	16,997,375
		Utility--Electric--3.6%
4,150,000		CMS Energy Corp., Sr. Note, 8.50%, 4/15/2011	4,544,250
900,000		CMS Energy Corp., Sr. Note, 8.90%, 7/15/2008	985,500
7,661,170		Caithness Coso Funding Corp., Sr. Secd. Note, Series B, 9.05%, 12/15/2009	8,465,593
11,625,000		Calpine Corp., Note, 8.50%, 2/15/2011	7,498,125
9,450,000		Illinois Power Co., 1st Mtg. Bond, 11.50%, 12/15/2010	11,245,500
5,275,000	[1,2]	NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013	5,677,219
625,000	[1,2]	Nevada Power Co., 6.50%, 4/15/2012	648,438
7,600,000		Nevada Power Co., Second Mortgage Notes, 9.00%, 8/15/2013	8,778,000
8,250,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	9,796,875
1,600,000		PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008	1,772,000
3,625,000		Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010	3,910,469
4,325,000		Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013	4,719,656
		TOTAL	68,041,625
		Utility--Natural Gas--4.3%
1,550,000		ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010	1,751,500
1,525,000		El Paso Corp., 6.75%, 5/15/2009	1,525,000
7,950,000		El Paso Corp., Note, 6.95%, 12/15/2007	8,029,500
12,825,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	11,318,062
8,775,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	7,875,562
7,375,000		El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013	7,430,312
3,575,000		Ferrellgas Escrow LLC, Sr. Note, 6.75%, 5/1/2014	3,664,375
3,725,000	[1,2]	Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	4,050,938
2,975,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	3,153,500
4,150,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	4,461,250
1,950,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	2,032,875
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility--Natural Gas--continued
$525,000		Transcontinental Gas Pipe Corp., Note, 7.00%, 8/15/2011	$581,438
4,050,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	4,946,063
9,025,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	9,927,500
8,125,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	9,059,375
		TOTAL	79,807,250
		Wireless Communications--2.1%
4,700,000		American Cellular Corp., Sr. Note, Series B, 10.00%, 8/1/2011	3,830,500
1,025,000	[1,2]	Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012	1,022,438
2,000,000		NEXTEL Communications, Inc., Sr. Note, 6.875%, 10/31/2013	2,090,000
10,275,000		NEXTEL Communications, Inc., Sr. Note, 7.375%, 8/1/2015	11,097,000
6,300,000		NEXTEL Communications, Inc., Sr. Note, 9.375%, 11/15/2009	6,701,625
2,324,000		Nextel Partners, Inc., Sr. Note, 12.50%, 11/15/2009	2,695,840
1,950,000		Nextel Partners, Inc., Sr. Note, 8.125%, 7/1/2011	2,076,750
5,575,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	5,156,875
4,350,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	4,534,875
		TOTAL	39,205,903
		Wireline Communications--4.4%
13,100,000		AT&T Corp., Sr. Note, 8.75%, 11/15/2031	14,344,500
5,300,000		Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%, 8/15/2011	5,141,000
6,775,000		Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013	6,554,813
5,350,000		Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%, 1/15/2014	4,908,625
3,175,000		Eircom Funding, Sr. Sub. Note, 8.25%, 8/15/2013	3,492,500
4,525,000		Primus Telecommunications Holding, Inc., Sr. Note, 8.00%, 1/15/2014	3,371,125
2,500,000		Qwest Capital Funding, Company Guarantee, 7.25%, 2/15/2011	2,243,750
1,000,000		Qwest Communications International, Inc., Note, 6.125%, 11/15/2005	1,026,250
19,325,000	[1,2]	Qwest Communications International, Inc., Note, 9.125%, 3/15/2012	21,354,125
17,125,000	[1,2]	Qwest Communications International, Inc., Sr. Sub. Note, 14.00%, 12/15/2010	20,079,062
		TOTAL	82,515,750
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,726,718,440)	1,809,418,749
Shares			Value
		COMMON STOCKS AND WARRANTS--0.3% [3]
		Chemicals--0.0%
1,562		General Chemical Industrial Products, Inc.	$290,561
903		General Chemical Industrial Products, Inc., Warrants	0
669		General Chemical Industrial Products, Inc., Warrants	0
		TOTAL	290,561
		Consumer Products--0.0%
3,192	[1]	Sleepmaster LLC	901,900
		Diversified Manufacturing--0.1%
73,575		Simonds Industries, Inc.	1,396,455
		Industrial--Other--0.1%
835,356	[1,2]	ACP Holdings Corp., Warrants	1,232,150
		Lodging--0.0%
1,750		Motels of America, Inc.	0
		Media--Cable--0.1%
20,944		NTL, Inc.	1,299,994
		Media--Non--Cable--0.0%
3,475		Advanstar, Inc., Warrants	69
46		Sullivan Graphics, Inc.	0
6,750		XM Satellite Radio, Inc., Warrants	435,375
66,000		Ziff Davis Media, Inc., Warrants	33,000
		TOTAL	468,444
		Metals & Mining--0.0%
6,200		Republic Technologies International, Inc., Warrants	62
237,797		Royal Oak Mines, Inc.	3,329
		TOTAL	3,391
		Other--0.0%
746	[1]	CVC Claims Litigation LLC	0
		Packaging--0.0%
4,800		Pliant Corp., Warrants	48
107,000	[1]	Russell Stanley Holdings, Inc.	0
		TOTAL	48
		Paper--0.0%
3,250	[1,2]	MDP Acquisitions PLC, Warrants	134,875
		Wireline Communications--0.0%
190,287		McLeodUSA, Inc., Warrants	20,932
55,587		Viatel Holding (Bermuda) Ltd.	33,352
		TOTAL	54,284
		TOTAL COMMON STOCKS AND WARRANTS (IDENTIFIED COST $35,855,976)	5,782,102
Shares			Value
		PREFERRED STOCKS--0.7%
		Media - Non-Cable--0.4%
76,525		Primedia, Inc., Exchangeable Pfd. Stock, Series G, $8.62 Annual Dividend	$6,389,838
8,000		Primedia, Inc., Pfd., $9.20 Annual Dividend	696,000
360		Ziff Davis Media, Inc., PIK Pfd., Series E-1	188,100
		TOTAL	7,273,938
		Retailers--0.3%
5,725	[1,2]	General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A	6,082,812
		Wireline Communications--0.0%
85,872		McLeodUSA, Inc., Conv. Pfd., Series A	214,680
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $32,500,141)	13,571,430
		MUTUAL FUND--1.3%
23,417,019	[5]	Prime Value Obligations Fund, IS Shares (at net asset value)	23,417,019
		TOTAL INVESTMENTS--98.8% (IDENTIFIED COST $1,818,491,576) [6]	1,852,189,300
		OTHER ASSETS AND LIABILITIES - NET--1.2%	22,653,330
		TOTAL NET ASSETS--100%	$1,874,842,630

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2004, these securities amounted to $357,336,269 which represents 19.1% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A, that have been deemed liquid by criteria approved by the Fund's Board of Directors. At September 30, 2004, these securities amounted to $356,434,369 which represents 19.0% of total net assets.

3 Non-income producing security.

4 Denotes a zero coupon bond with effective rate at time of purchase.

5 Affiliated company.

6 The cost of investments for federal tax purposes is $1,819,216,019.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (unaudited)

Assets:
Total investments in securities, at value including $23,417,019 of investments in affiliated issuers (Note 5) (identified cost $1,818,491,576)		$1,852,189,300
Income receivable		40,239,766
Receivable for investments sold		15,718,587
Receivable for shares sold		2,389,995
TOTAL ASSETS		1,910,537,648
Liabilities:
Payable for investments purchased	$30,940,618
Payable for shares redeemed	2,701,781
Payable to bank	636,719
Payable for distribution services fee (Note 5)	660,558
Payable for shareholder services fee (Note 5)	384,677
Accrued expenses	370,665
TOTAL LIABILITIES		35,695,018
Net assets for 231,940,064 shares outstanding		$1,874,842,630
Net Assets Consist of:
Paid in capital		$2,568,602,196
Net unrealized appreciation of investments		33,697,724
Accumulated net realized loss on investments		(722,359,231)
Distributions in excess of net investment income		(5,098,059)
TOTAL NET ASSETS		$1,874,842,630
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($805,570,543 ÷ 99,629,117 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized		$8.09
Offering price per share (100/95.50 of $8.09) [1]		$8.47
Redemption proceeds per share (98.00/100 of $8.09) [1]		$7.93
Class B Shares:
Net asset value per share ($847,556,952 ÷ 104,874,992 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$8.08
Offering price per share		$8.08
Redemption proceeds per share (92.50/100 of $8.08) [1]		$7.47
Class C Shares:
Net asset value per share ($221,715,135 ÷ 27,435,955 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized		$8.08
Offering price per share (100/99.00 of $8.08) [1]		$8.16
Redemption proceeds per share (97.00/100 of $8.08) [1]		$7.84

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2004 (unaudited)

Investment Income:
Interest			$81,830,704
Dividends (including $102,418 received from affiliated issuers (Note 5)			642,991
TOTAL INCOME			82,473,695
Expenses:
Investment adviser fee (Note 5)		$7,194,981
Administrative personnel and services fee (Note 5)		768,690
Custodian fees		44,107
Transfer and dividend disbursing agent fees and expenses (Note 5)		995,064
Directors'/Trustees' fees		13,524
Auditing fees		10,627
Legal fees		918
Portfolio accounting fees		99,305
Distribution services fee--Class B Shares (Note 5)		3,294,283
Distribution services fee--Class C Shares (Note 5)		851,505
Shareholder services fee--Class A Shares (Note 5)		1,016,398
Shareholder services fee--Class B Shares (Note 5)		1,098,094
Shareholder services fee--Class C Shares (Note 5)		283,835
Share registration costs		72,040
Printing and postage		108,918
Insurance premiums		17,672
Taxes		82,747
Miscellaneous		5,930
TOTAL EXPENSES		15,958,638
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(24,328)
Waiver of administrative personnel and services fee	(37,680)
Reimbursement of operating expenses	(79,738)
TOTAL WAIVERS AND REIMBURSEMENTS		(141,746)
Net expenses			15,816,892
Net investment income			66,656,803
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			14,536,942
Net increase due to reimbursements from Adviser (Note 5)			677,926
Net change in unrealized appreciation of investments			(7,796,726)
Net realized and unrealized gain on investments			7,418,142
Change in net assets resulting from operations			$74,074,945

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2004	Year Ended 3/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$66,656,803	$149,865,825
Net realized gain (loss) on investments	14,536,942	(27,009,388)
Net increase due to reimbursements from Adviser (Note 5)	677,926	--
Net change in unrealized appreciation/depreciation of investments	(7,796,726)	235,350,048
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	74,074,945	358,206,485
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(31,028,263)	(69,560,704)
Class B Shares	(30,131,093)	(70,093,228)
Class C Shares	(7,794,932)	(17,627,759)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(68,954,288)	(157,281,691)
Share Transactions:
Proceeds from sale of shares	146,580,420	891,850,812
Net asset value of shares issued to shareholders in payment of distributions declared	41,562,453	90,665,857
Cost of shares redeemed	(394,917,782)	(1,019,007,795)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(206,774,909)	(36,491,126)
Change in net assets	(201,654,252)	164,433,668
Net Assets:
Beginning of period	2,076,496,882	1,912,063,214
End of period (including distributions in excess of net investment income of $(5,098,059) and $(2,800,574), respectively)	$1,874,842,630	$2,076,496,882

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2004 (unaudited)

1. ORGANIZATION

Federated High Income Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Investments in other open-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2004 is as follows:

Security	Acquisition Date	Acquisition Cost
CVC Claims Litigation LLC	3/26/1997 - 6/18/1997	$7,280,944
Russell Stanley Holdings, Inc	2/5/1999 - 7/9/1999	0
Sleepmaster LLC	5/12/1999 - 8/30/2000	2,934,759

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 9/30/2004		Year Ended 3/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	13,330,875	$106,683,496	78,713,614	$606,916,331
Shares issued to shareholders in payment of distributions declared	2,565,979	20,362,898	5,734,561	44,580,782
Shares redeemed	(26,212,135)	(207,422,649)	(86,411,365)	(668,961,903)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(10,315,281)	$(80,376,255)	(1,963,190)	$(17,464,790)

	Six Months Ended 9/30/2004		Year Ended 3/31/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,333,752	$26,569,947	25,752,508	$198,277,208
Shares issued to shareholders in payment of distributions declared	2,069,027	16,416,778	4,642,327	36,066,710
Shares redeemed	(18,109,478)	(143,861,103)	(35,113,358)	(274,429,408)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(12,706,699)	$(100,874,378)	(4,718,523)	$(40,085,490)

	Six Months Ended 9/30/2004		Year Ended 3/31/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,672,198	$13,326,977	11,239,876	$86,657,273
Shares issued to shareholders in payment of distributions declared	602,707	4,782,777	1,287,751	10,018,365
Shares redeemed	(5,503,183)	(43,634,030)	(9,657,989)	(75,616,484)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(3,228,278)	$(25,524,276)	2,869,638	$21,059,154
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(26,250,258)	$(206,774,909)	(3,812,075)	$(36,491,126)

4. FEDERAL TAX INFORMATION

At September 30, 2004, the cost of investments for federal tax purposes was $1,819,216,019. The net unrealized appreciation of investments for federal tax purposes was $32,973,281. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $140,241,507 and net unrealized depreciation from investments for those securities having an excess of cost over value of $107,268,226.

At March 31, 2004, the Fund had a capital loss carryforward of $714,596,045 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 7,781,576
2009	$ 54,885,122
2010	$ 245,607,631
2011	$ 297,612,303
2012	$108,709,413

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $102,418 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended September 30, 2004, FSC retained $80,372 in sales charges from the sale of Class A Shares and $6,386 in sales charges from the sale of Class C Shares. FSC also retained $83,031 of contingent deferred sales charges relating to redemptions of Class A Shares, and $22,857 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

Effective May 15, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class A Shares who redeem shares held for 90 days or less. Effective August 1, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class B Shares and Class C Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Investment Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as paid-in-capital. For the six months ended September 30, 2004, the redemption fees for Class A Shares, Class B Shares, and Class C Shares amounted to $1,662, $873 and $1,504, respectively.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $504,642, after voluntary waiver, if applicable.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $757,664. Of this amount, $79,738 relates to the reimbursement of operating expenses for fees received by Federated from assets invested as a result of frequent trading arrangements; and $677,926 relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended September 30, 2004, were as follows:

Purchases	$297,440,482
Sales	$539,297,008

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated High Income Bond Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314195108
Cusip 314195207
Cusip 314195306

8110103 (11/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated High Income Bond Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        November 24, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        November 24, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        November 24, 2004